Warrants and Options (Details Narrative) - USD ($)		12 Months Ended
	Jan. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 2.79
Warrants, Expenses		$ 2,732,329	$ 39,444
Unamortized value, original warrants		$ 439,028
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		10,675,000	550,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 17,372,444	$ 202,638
Share-Based Payment Arrangement, Expense		$ 14,735,228
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.99	$ 0.91
Options outstanding		18,521,166	8,065,166	7,515,166
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		18,521,166
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		5,555,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		1,435,000
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedImmediatelyNumberOfShares]		4,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price		$ 1.79
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		5,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		5 years
Minimum [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 1.06
Minimum [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		1.00
Maximum [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		2.01
Maximum [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.32
Five Employment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			5 years
Five Employment [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.49
Five Employment [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.13
Director Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			50,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.46
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants shares		1,656,050
Warrant price per share		$ 1.40
Unamortized value, original warrants			$ 196,730
Exchange Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants shares		5,332,889
Warrant price per share		$ 0.4348
Common Warrants [Member] | PIPE Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share	$ 1.00
Issuance of common stock warrants	$ 9,260,361
Warrant price per share	$ 0.125
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Expenses			364,960
Issuance of common stock warrants			$ 1,000,000
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 1.00
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 1.40
One Common Warrant [Member] | PIPE Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787
Two common warrants [Member] | PIPE Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787